Financial assets at amortized cost - Summary of maturity analysis of finance lease payments receivable (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	$ 30,021,854	$ 35,240,876
Present value of minimum lease payments	12,719,733	19,892,649
Principal [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of minimum lease payments	12,073,883	19,343,628
Interest accrued [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of minimum lease payments	645,850	549,021
Up to 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	8,990,725	10,222,440
Present value of minimum lease payments	2,599,587	4,322,410
From 1 to 2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	9,274,940	10,002,205
Present value of minimum lease payments	3,653,345	5,118,434
From 2 to 3 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	6,786,874	7,917,097
Present value of minimum lease payments	3,081,354	4,797,536
From 3 to 4 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	3,661,321	4,666,061
Present value of minimum lease payments	2,194,714	3,306,834
From 4 to 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	1,307,994	2,433,073
Present value of minimum lease payments	$ 1,190,733	$ 2,347,435